Loans receivable, net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans receivable, net
3. Loans receivable, net
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Loans	2,736,894	2,410,149
Credit loss allowance for loans receivable	(382,012)	(427,873)

Loans receivable, net	2,354,882	1,982,276

As of December 31, 2021 and 2020, the entire loans receivable balance represents the outstanding loans made to the borrowers from consolidated trusts and subsidiaries of the Group. As part of the Group’s efforts to develop new product offerings for institutional funding partners, a series of trusts were established and administrated by third-party trust companies. These trusts make loans solely to borrowers referred the Group to provide returns to the trust beneficiaries. As such, the Group has power to direct the activities of the trusts. In addition, the Group is either the sole beneficiary of certain trusts or has the obligation to absorb losses or the right to receive residual benefits from certain trusts that could potentially be significant to these trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly.
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2019, 2020 and 2021.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance	74,381	316,124	382,012
Impact of adoption of ASC 326 (Note 2(b))	—	303,291	—
Provision for loans receivable	299,504	463,175	374,243
Current period write off	(57,761)	(700,578)	(328,382)

Ending balance	316,124	382,012	427,873

The Group evaluates expected credit losses of loans receivable by on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents loans receivables based on type of borrowers and delinquency as of December 31, 2020 and December 31, 2021:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2020
New borrowers	19,443	5,564	5,359	4,667	35,033	231,001	266,034
Repeat borrowers	101,880	28,994	27,251	27,449	185,574	2,285,286	2,470,860

Total	121,323	34,558	32,610	32,116	220,607	2,516,287	2,736,894

December 31, 2021
New borrowers	31,036	8,658	9,771	7,181	56,646	251,554	308,200
Repeat borrowers	93,254	25,998	26,061	21,617	166,930	1,935,019	2,101,949

Total	124,290	34,656	35,832	28,798	223,576	2,186,573	2,410,149

As the average tenor of loans facilitated on the Group’s platform are around 9 months, substantially all of the loans receivable balance as of December 31, 2021 are originated in 2021.
As of December 31, 2020
and 2021, loans receivable amounting to RMB99,284 and RMB109,303 were in non-accrual
status with no loans receivables accruing interest 90 days past due. Interest income for non-accrual
loans receivable is recognized on a cash basis. For the years ended December 31, 2019, 2020 and 2021, interest income earned from non-accrual
loans receivable were not material.
Beginning in 2020, management performs a quarterly evaluation of the adequacy of credit loss allowance for loan receivables primarily based on expectations of lifetime credit losses based on historical default experience, known or inherit risks in the portfolio, current economic conditions and macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers (Note 2(b)). When forecasting macroeconomic factors, management primarily considered gross domestic product, consumer price index and other pertinent factors such as money supply wherein M1 money supply was determined to be the most relevant to the Group’s business. The allowance is calculated at portfolio-level since the loan portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment.